Share Capital and Treasury Shares (Details) $ in Thousands					1 Months Ended	12 Months Ended
	Sep. 30, 2024 CNY (¥) shares	Jun. 30, 2024 CNY (¥) shares	Nov. 30, 2023 CNY (¥) shares	Jun. 30, 2023 CNY (¥) shares	Feb. 29, 2024 CNY (¥) shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Feb. 01, 2025 CNY (¥)	Dec. 31, 2024 $ / shares	Jun. 20, 2024 CNY (¥)	Jun. 20, 2024 $ / shares	Dec. 31, 2023 $ / shares
Share Capital and Treasury Shares [Line Items]
Shares issued						22,500,000			22,500,000
Subscription of shares				1,528,514		24.45
Share capital (in Yuan Renminbi)						¥ 256,000	¥ 214,000		$ 37	¥ 15,000		¥ 17,000
New shares issued				71,034				911,062
Weighted average exercise price (in Dollars per share) | $ / shares														$ 0.01
Share capital (in Yuan Renminbi) | ¥				¥ 50.00				¥ 1,000
Treasury shares	2,081,399			1,237,884
Shares issued						373,321,692	315,224,993		373,321,692
Total consideration shares (in Yuan Renminbi) | ¥			¥ 5,923,000
Subscription of shares						24,307,322
Share Capital [Member]
Share Capital and Treasury Shares [Line Items]
Bonus due to employees amount (in Yuan Renminbi) | ¥				¥ 1,000
Hong Kong Stock Exchange [Member]
Share Capital and Treasury Shares [Line Items]
Stock purchased during period, shares					100,000
Total consideration (in Yuan Renminbi) | ¥					¥ 1,959,000
Treasury shares one [Member]
Share Capital and Treasury Shares [Line Items]
Treasury shares	397,949					939,687			939,687
Allotted shares price per shares (in Dollars per share) | $ / shares													$ 24.1
Restricted Share Unit [Member] | Share Capital [Member]
Share Capital and Treasury Shares [Line Items]
Bonus due to employees amount (in Yuan Renminbi) | ¥	¥ 8,630,000
Restricted Share Unit [Member] | Treasury shares one [Member]
Share Capital and Treasury Shares [Line Items]
Bonus due to employees amount (in Yuan Renminbi) | ¥	¥ 1,400
Treasury shares one [Member]
Share Capital and Treasury Shares [Line Items]
Treasury shares				1
2022 RSU Scheme [Member] | Hong Kong Stock Exchange [Member]
Share Capital and Treasury Shares [Line Items]
Shares issued			250,000
2018 and 2022 RSU Schemes [Member]
Share Capital and Treasury Shares [Line Items]
Treasury shares								1,069,461
Pre-IPO Share Option Scheme [Member]
Share Capital and Treasury Shares [Line Items]
New shares issued							656,077
Weighted average exercise price (in Dollars per share) | $ / shares											$ 0.01
Share capital (in Yuan Renminbi) | ¥							¥ 500
Two Thousand Twenty One RSU Scheme [Member]
Share Capital and Treasury Shares [Line Items]
New shares issued		65,034
Shares issued						48,439			48,439
Two Thousand Twenty One RSU Scheme [Member] | Share Capital [Member]
Share Capital and Treasury Shares [Line Items]
Share capital (in Yuan Renminbi) | ¥		¥ 50.00